Non-current Financial Assets - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Diminution related to supplier deposit reimbursement	$ 400
Non current restricted cash	4,656	$ 4,716
Investments in non consolidated entities	5,032	$ 0
Raleigh, North Carolina [Member] | Leased Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Non current restricted cash	1,900
Raleigh, North Carolina [Member] | Leased Premises [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Non current restricted cash	2,600
New York [Member] | Leased Premises [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Non current restricted cash	200
Cibus, Inc. [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Investments in non consolidated entities	$ 5,000
Closing stock price	$ 10.5